Advances to suppliers (Tables)	6 Months Ended
Jun. 30, 2026
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	06/30/2026	12/31/2025
Forestry development program	3,179,413	2,788,262
Advance to suppliers - others	104,050	76,818
	3,283,463	2,865,080

Current	104,050	76,818
Non-current	3,179,413	2,788,262